Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2013
A T B C | Fidelity Advisor Freedom 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fast_SupplementTextBlock	Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2013
Prospectus

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%	0.51%
Total annual operating expensesB	0.76%	1.01%	1.51%	1.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 449	$ 449	$ 654	$ 154	$ 254	$ 154
3 years	$ 804	$ 804	$ 660	$ 660	$ 777	$ 477	$ 477	$ 477
5 years	$ 973	$ 973	$ 888	$ 888	$ 1,024	$ 824	$ 824	$ 824
10 years	$ 1,463	$ 1,463	$ 1,543	$ 1,543	$ 1,504	$ 1,504	$ 1,802	$ 1,802

Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 7 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%	0.58%
Total annual operating expensesB	0.83%	1.08%	1.58%	1.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 655	$ 655	$ 456	$ 456	$ 661	$ 161	$ 261	$ 161
3 years	$ 825	$ 825	$ 681	$ 681	$ 799	$ 499	$ 499	$ 499
5 years	$ 1,009	$ 1,009	$ 925	$ 925	$ 1,060	$ 860	$ 860	$ 860
10 years	$ 1,541	$ 1,541	$ 1,621	$ 1,621	$ 1,582	$ 1,582	$ 1,878	$ 1,878

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 11 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.62%	0.62%	0.62%	0.62%
Total annual operating expensesB	0.87%	1.12%	1.62%	1.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 659	$ 659	$ 460	$ 460	$ 665	$ 165	$ 265	$ 165
3 years	$ 837	$ 837	$ 694	$ 694	$ 811	$ 511	$ 511	$ 511
5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 1,081	$ 881	$ 881	$ 881
10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,627	$ 1,627	$ 1,922	$ 1,922

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.66%	0.66%	0.66%	0.66%
Total annual operating expensesB	0.91%	1.16%	1.66%	1.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 663	$ 663	$ 464	$ 464	$ 669	$ 169	$ 269	$ 169
3 years	$ 848	$ 848	$ 706	$ 706	$ 823	$ 523	$ 523	$ 523
5 years	$ 1,050	$ 1,050	$ 966	$ 966	$ 1,102	$ 902	$ 902	$ 902
10 years	$ 1,630	$ 1,630	$ 1,710	$ 1,710	$ 1,672	$ 1,672	$ 1,965	$ 1,965

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.69%	0.69%	0.69%	0.69%
Total annual operating expensesB	0.94%	1.19%	1.69%	1.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 672	$ 172	$ 272	$ 172
3 years	$ 857	$ 857	$ 715	$ 715	$ 833	$ 533	$ 533	$ 533
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 1,118	$ 918	$ 918	$ 918
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,705	$ 1,705	$ 1,998	$ 1,998

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.73%	0.73%	0.73%	0.73%
Total annual operating expensesB	0.98%	1.23%	1.73%	1.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 669	$ 669	$ 471	$ 471	$ 676	$ 176	$ 276	$ 176
3 years	$ 869	$ 869	$ 727	$ 727	$ 845	$ 545	$ 545	$ 545
5 years	$ 1,086	$ 1,086	$ 1,002	$ 1,002	$ 1,139	$ 939	$ 939	$ 939
10 years	$ 1,707	$ 1,707	$ 1,787	$ 1,787	$ 1,749	$ 1,749	$ 2,041	$ 2,041

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.78%	0.78%	0.78%	0.78%
Total annual operating expensesB	1.03%	1.28%	1.78%	1.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 674	$ 674	$ 476	$ 476	$ 681	$ 181	$ 281	$ 181
3 years	$ 884	$ 884	$ 742	$ 742	$ 860	$ 560	$ 560	$ 560
5 years	$ 1,111	$ 1,111	$ 1,028	$ 1,028	$ 1,164	$ 964	$ 964	$ 964
10 years	$ 1,762	$ 1,762	$ 1,841	$ 1,841	$ 1,804	$ 1,804	$ 2,095	$ 2,095

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 35 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 43 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1.126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 47 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class C
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 2,127	$ 2,127

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).